Property and equipment (Tables)	9 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

Property and equipment consists of (in thousands):

(in thousands)	March 31, 2023	June 30, 2022
Lab equipment	$1,142	$1,143
Software	1,499	1,476
Office equipment	124	124
Office furniture	35	35
Leasehold improvements	576	576
Total	3,376	3,354
Less accumulated depreciation and amortization	(1,190)	(796)
	$2,186	$2,558

Schedule of Expected Amortization Expense for the Next Five Years and Thereafter

As of March 31, 2023, the expected amortization expense for software for the next five years and thereafter is as follows:

(in thousands)
2023	$59
2024	180
2025	180
2026	135
2027	123
Thereafter	411
$1,088